UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

This report on Form N-CSR relates solely to the Registrant's Fidelity Real Estate High Income Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity®

Real Estate High Income
Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.82%	$ 1,000.00	$ 1,056.50	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
AAA,AA,A 23.1%	AAA,AA,A 25.8%
BBB 30.0%	BBB 27.0%
BB 15.2%	BB 13.7%
B 5.9%	B 4.5%
CCC,CC,C 5.8%	CCC,CC,C 8.1%
D 1.0%	D 1.0%
Not Rated 6.3%	Not Rated 8.4%
Other Investments 5.8%	Other Investments 5.9%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are not available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
CMOs and Other Mortgage Related Securities 75.1%	CMOs and Other Mortgage Related Securities 73.3%
Asset-Backed Securities 5.0%	Asset-Backed Securities 6.2%
Nonconvertible Bonds 4.9%	Nonconvertible Bonds 4.4%
Convertible Bonds, Preferred Stocks 5.8%	Convertible Bonds, Preferred Stocks 5.9%
Bank Loan Obligations 2.1%	Bank Loan Obligations 4.4%
Other Investments 0.2%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 6.9%	Short-Term Investments and Net Other Assets (Liabilities) 5.6%

Semiannual Report

Investments May 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.9%
		Principal Amount (c)	Value
Healthcare - 1.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 2,725,000	$ 2,908,938
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (d)		311,000	312,813
5.875% 3/15/24		1,790,000	1,865,180
6.75% 10/15/22		1,230,000	1,331,475
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,000,000	2,050,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,487,662
			11,956,068
Homebuilders/Real Estate - 2.0%
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,342,438
Developers Diversified Realty Corp.:
4.625% 7/15/22		288,000	309,631
7.5% 4/1/17		214,000	247,985
7.875% 9/1/20		2,437,000	3,102,308
HCP, Inc. 3.75% 2/1/16		1,000,000	1,049,271
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,114,593
Howard Hughes Corp. 6.875% 10/1/21 (d)		1,715,000	1,843,625
Hunt Companies, Inc. 9.625% 3/1/21 (d)		3,510,000	3,597,750
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,051,828
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)		1,170,000	1,172,925
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,125,954
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,180,000
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,064,423
Wrightwood Capital LLC 1.9% 4/20/20 (b)		52,938	97,935
			19,300,666
Hotels - 1.6%
FelCor Lodging LP:
5.625% 3/1/23		755,000	778,594
6.75% 6/1/19		3,000,000	3,195,000
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	951,715
5.875% 6/15/19		450,000	486,021
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Hotels - continued
Host Hotels & Resorts LP: - continued
6% 11/1/20		$ 805,000	$ 881,073
Times Square Hotel Trust 8.528% 8/1/26 (d)		6,902,955	8,924,411
			15,216,814
TOTAL NONCONVERTIBLE BONDS (Cost $41,711,532)			46,473,548
Asset-Backed Securities - 5.0%

Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		1,052,485	1,052,485
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.1775% 6/26/34 (d)(e)		73,793	5,044
Atherton Franchise Loan Funding LLP Series 1998-A Class F, 7.44% 5/15/20 (d)		100,836	2,319
Capital Trust RE CDO Ltd.:
Series 2005-1A:
Class D, 1.6493% 3/20/50 (d)(e)		750,000	31,875
Class E, 2.2493% 3/20/50 (d)(e)		3,000,000	0
Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		95,518	95,518
Class B, 5.267% 6/25/35 (d)		2,203,500	2,231,044
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4804% 4/7/52 (d)(e)		1,259,018	1,221,247
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		5,851,637	3,535,559
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		2,190,053	2,199,909
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		628,050	94,207
Series 2004-1A Class H1, 3.9179% 1/28/40 (d)(e)		2,529,985	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.5944% 11/28/39 (d)(e)		1,108,436	33,253
Class F, 5.0944% 11/28/39 (d)(e)		1,197,863	29,947
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.9% 6/25/35 (e)(g)		284,009	5,469
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8% 9/25/46 (d)(e)		1,580,000	1,366,700
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7% 8/26/30 (d)(e)		550,000	543,125
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A: - continued
Class E, 2.15% 8/26/30 (d)(e)		$ 1,055,000	$ 722,675
Merit Securities Corp. Series 13 Class M1, 7.7011% 12/28/33 (e)		1,665,000	1,770,136
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.41% 2/25/47 (d)(e)		3,566,527	3,508,357
Class A2, 0.44% 2/25/47 (d)(e)		4,280,000	4,038,993
Class H, 1.62% 2/25/47 (d)(e)		1,005,000	856,763
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9044% 8/28/38 (d)(e)		547,801	547,801
Class C1B, 7.696% 8/28/38 (d)		910,181	928,385
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		273,992	165,308
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1% 9/25/46 (d)(e)		1,190,000	321,300
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.8729% 2/5/36 (d)(e)		2,484,754	248
Class E, 4.7229% 2/5/36 (d)(e)		737,922	74
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7229% 12/5/36 (d)(e)		4,365,973	437
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (d)(e)		4,815,000	3,370,500
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (d)(e)		6,475,503	6,443,125
Class A2B, 0.5429% 9/25/26 (d)(e)		103,372	103,372
Class B, 0.5929% 9/25/26 (d)(e)		2,310,000	2,268,420
Class C, 0.7629% 9/25/26 (d)(e)		3,740,000	3,653,980
Class D, 0.8629% 9/25/26 (d)(e)		1,230,000	1,169,115
Class E, 0.9629% 9/25/26 (d)(e)		1,320,000	1,244,760
Class F, 1.3829% 9/25/26 (d)(e)		1,601,000	1,484,928
Class G, 1.5829% 9/25/26 (d)(e)		576,000	531,648
Class J, 2.9829% 9/25/26 (d)(e)		500,000	464,000
Class K, 3.4829% 9/25/26 (d)(e)		805,000	725,305
Class L, 4.2329% 9/25/26 (d)(e)		500,000	456,750
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.547% 11/21/40 (d)(e)		977,558	909,129
TOTAL ASSET-BACKED SECURITIES (Cost $59,716,267)			48,133,210
Collateralized Mortgage Obligations - 1.7%
		Principal Amount (c)	Value
Private Sponsor - 1.6%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)		$ 503,172	$ 240,283
Class B4, 6.61% 7/25/32 (d)(e)		454,532	82,282
Series 2002-R2 Class 2B4, 3.662% 7/25/33 (d)(e)		94,835	13,094
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		465,320	20,144
Class B4, 5.75% 8/25/43 (d)		37,152	12
Series 2003-50 Class B4, 5% 11/25/18 (d)		59,322	4,213
Series 2003-R1:
Class 2B4, 3.175% 2/25/43 (d)(e)		70,131	23,140
Class 2B5, 3.175% 2/25/43 (d)(e)		191,521	20,290
Series 2004-R1 Class 1B3, 5.0405% 11/25/34 (d)(e)		116,233	10,559
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7488% 9/25/19 (d)(e)		13,977	6
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		99,959	58,756
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5329% 12/25/46 (d)(e)		6,045,000	6,747,610
Series 2010-K7 Class B, 5.6179% 4/25/20 (d)(e)		5,000,000	5,628,940
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,551,186	1,631,039
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 6.9559% 2/19/30 (d)(e)		213,481	39,359
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1004% 7/10/35 (d)(e)		286,534	311,609
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.6503% 12/10/35 (d)(e)		117,050	27,361
Series 2004-A:
Class B7, 4.4003% 2/10/36 (d)(e)		133,010	35,455
Class B9, 9.1503% 2/10/36 (d)(e)		216,540	46,353
Series 2004-B:
Class B8, 4.9003% 2/10/36 (d)(e)		115,075	31,106
Class B9, 8.4003% 2/10/36 (d)(e)		195,295	48,580
Series 2004-C:
Class B7, 3.6503% 9/10/36 (d)(e)		713,612	196,192
Class B8, 4.4003% 9/10/36 (d)(e)		635,455	104,542
Class B9, 7.1503% 9/10/36 (d)(e)		169,421	2,715
TOTAL PRIVATE SPONSOR			15,323,640
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		$ 340,192	$ 137,027
Class B4, 6.9757% 9/25/41 (g)		186,304	62,165
Class B5, 7% 9/25/41 (g)		26,193	799
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.1561% 2/25/42 (d)(e)		88,437	48,875
Class 3B5, 3.1561% 2/25/42 (d)(e)		67,515	12,651
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.1859% 1/25/42 (d)(e)		70,500	28,463
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 4.6091% 12/25/42 (e)(g)		1,360,682	236,623
Class B4, 4.5965% 12/25/42 (e)(g)		52,048	1,269
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.0811% 6/25/43 (e)(g)		257,182	86,326
Class 2B5, 3.0811% 6/25/43 (e)(g)		200,468	31,077
TOTAL U.S. GOVERNMENT AGENCY			645,275
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,273,009)			15,968,915
Commercial Mortgage Securities - 73.4%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,419,411
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,400,038
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (d)(e)		5,000,000	4,787,999
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		3,070,000	3,171,249
Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,368,348
Series 2005-1 Class CJ, 5.4656% 11/10/42 (e)		4,020,000	4,140,990
Series 2005-4 Class H, 5.3699% 7/10/45 (d)(e)		525,000	78,750
Series 2005-5 Class D, 5.3933% 10/10/45 (e)		2,250,000	2,282,911
Series 2005-6 Class AJ, 5.3498% 9/10/47 (e)		2,000,000	2,107,400
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2008-1 Class D, 6.4612% 2/10/51 (d)(e)		$ 1,970,000	$ 1,689,059
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1511% 3/15/22 (d)(e)		860,989	757,671
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6511% 8/15/17 (d)(e)		2,770,000	2,803,794
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6069% 3/11/39 (e)		3,175,000	3,285,524
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.761% 4/12/38 (e)		2,007,000	2,149,140
Series 1999-C1 Class I, 5.64% 2/14/31 (d)		2,399,423	2,381,224
Series 2006-T22 Class B, 5.761% 4/12/38 (d)(e)		1,370,000	1,451,744
Series 2007-BBA8:
Class K, 1.3511% 3/15/22 (d)(e)		1,720,000	1,634,000
Class L, 2.0511% 3/15/22 (d)(e)		3,980,125	3,323,404
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		5,323,873	5,804,086
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		53,491	33,967
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.4177% 10/25/22 (d)(e)		39,860	29,237
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9011% 8/15/26 (d)(e)		1,750,000	1,752,007
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7444% 12/15/47 (d)(e)		2,200,000	2,540,538
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		41,050	41,023
Class H, 6.34% 5/18/30 (d)		3,300,000	3,054,886
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,598,189
Citigroup Commercial Mortgage Trust Series 2013-GC15:
Class C, 5.2773% 9/10/46 (e)		2,000,000	2,148,346
Class D, 5.2773% 9/10/46 (d)(e)		4,860,000	4,707,683
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		4,000,000	3,090,476
Series 2012-CR5 Class D, 4.4797% 12/10/45 (d)(e)		1,550,000	1,538,961
Series 2013-CR10:
Class C, 4.958% 8/10/46 (d)(e)		1,310,000	1,365,821
Class D, 4.958% 8/10/46 (d)(e)		3,910,000	3,718,019
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM Mortgage Trust: - continued
Series 2013-CR12 Class D, 5.2555% 10/10/46 (d)(e)		$ 4,028,000	$ 3,912,997
Series 2013-CR9 Class D, 4.4025% 7/10/45 (d)(e)		2,198,000	2,005,040
Series 2013-LC6 Class D, 4.4323% 1/10/46 (d)(e)		4,662,000	4,346,732
Series 2014-CR15 Class D, 4.9214% 2/10/47 (d)(e)		1,273,000	1,221,713
Series 2014-CR17 Class D, 4.959% 5/10/47 (d)(e)		2,720,000	2,554,146
Series 2014-UBS2 Class D, 5.183% 3/10/47 (d)(e)		3,607,000	3,447,957
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (d)(e)		957,283	953,685
Series 2001-J2A Class F, 7.38% 7/16/34 (d)(e)		1,583,000	1,798,638
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (d)		10,271,019	9,967,839
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,934,797
Class H, 6% 11/17/32		2,974,368	2,909,471
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.4356% 6/10/44 (e)		5,875,000	6,001,342
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)		4,500,000	4,689,968
Series 2012-CR1:
Class C, 5.5465% 5/15/45 (e)		2,060,000	2,270,831
Class D, 5.5465% 5/15/45 (d)(e)		6,334,000	6,465,988
Series 2012-CR2:
Class E, 5.0196% 8/15/45 (d)(e)		6,370,000	6,273,424
Class F, 4.25% 8/15/45 (d)		7,150,000	6,126,034
Series 2012-LC4:
Class C, 5.8229% 12/10/44 (e)		1,534,000	1,718,453
Class D, 5.8229% 12/10/44 (d)(e)		5,406,000	5,621,835
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(e)		3,190,000	3,268,522
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		129,672	129,821
Series 1998-C1:
Class F, 6% 5/17/40 (d)		8,408,624	9,231,913
Class H, 6% 5/17/40 (d)		2,501,062	2,054,928
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		5,667,490	5,875,991
Class G, 6.75% 11/15/30 (d)		1,065,000	1,153,940
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		9,914	9,927
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		3,186,511	3,218,510
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.0511% 2/15/22 (d)(e)		$ 2,369,829	$ 840,611
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7302% 11/10/46 (d)(e)		1,000,000	1,100,805
Class E, 5.7302% 11/10/46 (d)(e)		4,940,000	5,291,318
Class F, 5.7302% 11/10/46 (d)(e)		7,130,000	6,937,355
Class G, 4.652% 11/10/46 (d)		8,160,000	7,027,931
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,584,316	1,582,411
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1704% 6/10/31 (d)(e)		46,379	46,356
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (d)		1,815,537	1,852,753
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		2,706,522	2,806,493
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		1,600,000	1,812,754
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8851% 1/25/43 (e)(f)		5,370,000	850,828
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		2,780,000	555,128
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3596% 9/25/45 (d)(e)		2,300,000	2,551,057
Series 2011-K10 Class B, 4.7744% 11/25/49 (d)(e)		1,650,000	1,775,313
Series 2011-K11 Class B, 4.57% 12/25/48 (d)(e)		3,190,000	3,394,926
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		100,720	100,720
GCCFC Commercial Mortgage Trust Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		1,090,000	1,109,763
Class J, 4.685% 8/10/42 (d)(e)		900,000	6,552
Class K, 4.685% 8/10/42 (d)(e)		1,329,985	3,325
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.3277% 7/10/45 (d)(e)		2,277,000	1,402,788
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	2,148,093
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		2,453,077	2,678,028
Class H, 6.75% 4/15/29 (e)		6,130,384	3,827,080
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	6,001,081
Series 1999-C3 Class K, 6.974% 8/15/36 (d)		874,391	849,997
Series 2000-C1 Class K, 7% 3/15/33		47,921	48,657
GP Portfolio Trust Series 2014-GPP:
Class D, 2.9022% 2/15/27 (d)(e)		1,441,000	1,442,694
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GP Portfolio Trust Series 2014-GPP: - continued
Class E, 4.0022% 2/15/27 (d)(e)		$ 705,000	$ 705,820
GS Mortgage Securities Corp. II:
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	61,553
Class K, 5.067% 8/10/38 (d)(e)		720,000	52,366
Series 2010-C1:
Class D, 6.1706% 8/10/43 (d)(e)		4,985,000	5,492,189
Class E, 4% 8/10/43 (d)		5,951,000	5,211,493
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3983% 12/10/43 (d)(e)		4,100,000	4,347,853
Series 2011-GC5:
Class C, 5.4739% 8/10/44 (d)(e)		7,010,000	7,790,928
Class D, 5.4739% 8/10/44 (d)(e)		2,720,000	2,811,474
Class E, 5.4739% 8/10/44 (d)(e)		966,000	907,836
Class F, 4.5% 8/10/44 (d)		2,135,000	1,657,604
Series 2012-GCJ7:
Class C, 5.9067% 5/10/45 (e)		5,830,000	6,540,841
Class D, 5.9067% 5/10/45 (d)(e)		6,042,000	6,371,245
Class E, 5% 5/10/45 (d)		4,981,000	4,461,537
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (d)(e)		1,389,000	1,369,322
Series 2013-GC13 Class D, 4.2078% 7/10/46 (d)(e)		5,214,000	4,727,289
Series 2013-GC16 Class D, 5.323% 11/10/46 (d)(e)		3,220,000	3,128,926
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 4.6017% 11/5/30 (d)(e)		8,062,000	8,360,848
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		2,000,000	2,000,424
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (d)		2,110,000	2,308,317
Series 2003-C1:
Class D, 5.192% 1/12/37		964,151	965,540
Class F, 6.1804% 1/12/37 (d)(e)		805,000	815,401
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (d)(e)		2,260,000	2,720,152
Class D, 7.6935% 12/5/27 (d)(e)		10,670,000	12,728,992
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		3,590,000	3,772,943
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(e)		4,170,000	4,787,064
Series 2012-CBX:
Class C, 5.3585% 6/15/45 (e)		1,480,000	1,606,745
Class D, 5.3585% 6/16/45 (d)(e)		4,050,000	4,239,462
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1295% 9/15/18 (d)(e)		$ 8,231,000	$ 8,331,085
Series 2013-INN:
Class D, 3.552% 10/15/30 (d)(e)		2,000,000	2,008,413
Class E, 4.402% 10/15/30 (d)(e)		3,800,000	3,811,991
Series 2013-JWMZ Class M, 6.1511% 4/15/18 (d)(e)		842,815	849,696
Series 2013-JWRZ Class E, 3.8911% 4/15/30 (d)(e)		2,430,000	2,424,324
Series 2014-FBLU Class E, 3.653% 12/15/28 (d)(e)		5,103,000	5,105,297
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,140,999
Series 2005-LDP2 Class C, 4.911% 7/15/42 (e)		3,275,000	3,314,031
Series 2005-LDP5:
Class AJ, 5.5262% 12/15/44 (e)		2,020,000	2,115,810
Class B, 5.5602% 12/15/44 (e)		1,500,000	1,558,622
Series 2005-PRKS Class A, 9.7496% 1/15/15 (d)(e)		2,350,881	2,450,794
Series 2010-C2:
Class D, 5.6918% 11/15/43 (d)(e)		3,120,000	3,452,420
Class XB, 0.7442% 11/15/43 (d)(e)(f)		26,860,000	963,541
Series 2011-C4:
Class E, 5.5764% 7/15/46 (d)(e)		6,160,000	6,646,726
Class F, 3.873% 7/15/46 (d)		555,000	493,731
Class H, 3.873% 7/15/46 (d)		3,221,000	2,216,245
Class TAC2, 7.99% 7/15/46 (d)		3,196,000	3,469,233
Series 2011-C5:
Class C, 5.5023% 8/15/46 (d)(e)		5,803,234	6,465,911
Class D, 5.5023% 8/15/46 (d)(e)		2,000,000	2,095,226
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (d)		3,840	3,835
Class H, 6% 7/15/31 (d)		1,110,393	756,092
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,648,977	1,108,906
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		246,238	247,620
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		25,961	18,173
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	8,121,719
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer - continued
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (e)		$ 8,400,000	$ 8,826,132
Class AM, 5.263% 11/15/40 (e)		938,000	993,528
Series 2006-C6:
Class A4, 5.372% 9/15/39		3,000,000	3,260,739
Class AM, 5.413% 9/15/39		5,000,000	5,457,165
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,262,106
Series 2004-C7 Class E, 4.918% 10/15/36		1,733,000	1,753,562
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,686,050
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		5,260,000	5,424,612
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,900,000	1,971,147
Series 2006-C4:
Class AJ, 6.0513% 6/15/38 (e)		6,665,000	7,083,622
Class AM, 6.0513% 6/15/38 (e)		3,840,000	4,176,611
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.3999% 6/25/43 (d)(e)		1,924,000	1,948,883
Class D, 5.3999% 6/25/43 (d)(e)		2,059,000	2,087,146
Series 2014-2:
Class D, 5.319% 1/20/41 (d)(e)		1,228,000	1,144,033
Class E, 5.319% 1/20/41 (d)(e)		1,913,000	1,499,974
Mach One Trust LLC Series 2004-1A:
Class H, 6.249% 5/28/40 (d)(e)		1,320,000	1,365,395
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	1,211,910
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	1,226,400
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	476,531
Class G, 4.384% 7/12/37	CAD	275,000	235,382
Class H, 4.384% 7/12/37	CAD	184,000	155,877
Class J, 4.384% 7/12/37	CAD	275,000	230,590
Class K, 4.384% 7/12/37	CAD	275,000	228,248
Class L, 4.384% 7/12/37	CAD	184,000	151,175
Class M, 4.384% 7/12/37	CAD	772,000	605,660
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	669,091
Class G, 4.525% 11/12/37 (e)	CAD	846,000	684,896
Class H, 4.525% 11/12/37 (e)	CAD	235,000	183,408
Class J, 4.525% 11/12/37 (e)	CAD	248,000	185,143
Class K, 4.525% 11/12/37 (e)	CAD	261,000	190,564
Class L, 4.525% 11/12/37 (e)	CAD	248,000	177,113
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	1,264,644
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		$ 2,560,603	$ 2,564,398
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		276,352	251,481
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5468% 1/12/44 (e)		1,440,000	1,534,730
Series 2002-MW1 Class H, 5.695% 7/12/34 (d)		211,101	211,507
Series 2004-MKB1 Class F, 5.9242% 2/12/42 (d)(e)		296,328	296,331
Series 2006-C1:
Class AJ, 5.8625% 5/12/39 (e)		3,440,000	3,496,457
Class AM, 5.8625% 5/12/39 (e)		700,000	755,439
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (d)		9,985	9,985
Series 2004-C2 Class A, 5.318% 10/15/40 (d)		1,888,254	1,820,277
Series 2004-C1 Class IO, 8.914% 1/15/37 (d)(e)(f)		60,641	1,850
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		441,000	44
Class F, 10.223% 10/15/40 (d)		289,735	29
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8184% 11/15/45 (d)(e)		4,361,000	4,408,251
Series 2013-C12 Class D, 4.935% 10/15/46 (d)		4,000,000	3,795,336
Series 2013-C13 Class D, 5.0593% 11/15/46 (d)(e)		3,600,000	3,443,767
Series 2013-C7:
Class D, 4.4426% 2/15/46 (d)(e)		4,540,000	4,223,898
Class E, 4.4426% 2/15/46 (d)(e)		1,580,000	1,325,682
Series 2013-C8 Class D, 4.311% 12/15/48 (d)(e)		2,260,000	2,044,160
Series 2013-C9:
Class C, 4.2106% 5/15/46 (e)		3,070,000	3,059,857
Class D, 4.2986% 5/15/46 (d)(e)		5,300,000	4,857,858
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.582% 7/15/19 (d)(e)		2,609,698	2,564,655
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	5,058,876
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,198,371
Series 2007-IQ16 Class A3, 5.852% 12/12/49		110,909	110,818
Series 2012-C4 Class E, 5.7095% 3/15/45 (d)(e)		3,800,000	3,913,631
Series 1997-RR:
Class F, 7.4296% 4/30/39 (d)(e)		483,229	483,229
Class G1, 7.4296% 4/30/39 (d)(e)		890,128	105,569
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		454,912	467,615
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 1998-CF1 - continued
Class G, 7.35% 7/15/32 (d)		$ 1,483,128	$ 1,202,737
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	1,841,386
Class N, 6.54% 3/15/32 (d)		305,233	60,209
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		768,296	782,837
Class N, 5.91% 11/15/31 (d)		1,600,000	1,606,714
Class O, 5.91% 11/15/31 (d)		1,343,575	464,049
Series 2003-IQ5 Class C, 5.9922% 4/15/38 (e)		283,708	283,526
Series 2004-IQ7 Class G, 5.4924% 6/15/38 (d)(e)		1,140,000	1,211,196
Series 2005-HQ5 Class B, 5.272% 1/14/42		6,890,000	7,037,115
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,385,920
Series 2011-C1:
Class C, 5.4188% 9/15/47 (d)(e)		2,050,000	2,280,373
Class D, 5.4188% 9/15/47 (d)(e)		10,522,000	11,519,400
Class E, 5.4188% 9/15/47 (d)(e)		1,500,000	1,562,037
Series 2011-C2:
Class D, 5.482% 6/15/44 (d)(e)		3,830,000	4,158,147
Class E, 5.482% 6/15/44 (d)(e)		4,900,000	5,182,843
Class F, 5.482% 6/15/44 (d)(e)		3,620,000	3,356,156
Series 2011-C3:
Class C, 5.3556% 7/15/49 (d)(e)		1,920,000	2,109,675
Class D, 5.3556% 7/15/49 (d)(e)		7,530,000	7,973,607
Class E, 5.3556% 7/15/49 (d)(e)		2,630,000	2,695,135
Series 2012-C4 Class D, 5.7095% 3/15/45 (d)(e)		1,950,000	2,098,134
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		487,328	492,052
Series 2000-PRIN Class C, 7.9575% 2/23/34 (e)		1,774,593	1,851,999
Series 2001-TOP3 Class E, 7.643% 7/15/33 (d)(e)		1,130,000	1,171,635
Series 2003-TOP9 Class E, 5.6071% 11/13/36 (d)(e)		630,000	642,763
Motel 6 Trust Series 2012-MTL6 Class D, 3.7812% 10/5/25 (d)		2,000,000	2,025,878
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (d)		1,378,000	1,547,636
Class D, 6.45% 1/22/26 (d)		3,660,000	4,068,354
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,449,125	3,130,471
RBSCF Trust Series 2010-MB1 Class D, 4.9818% 4/15/24 (d)(e)		5,717,000	5,829,854
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	1,061,794
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2006-2 - continued
Class G, 4.456% 9/12/38 (d)	CAD	585,000	$ 520,576
Class H, 4.456% 9/12/38 (d)	CAD	390,000	340,339
Class J, 4.456% 9/12/38 (d)	CAD	390,000	325,506
Class K, 4.456% 9/12/38 (d)	CAD	195,000	155,968
Class L, 4.456% 9/12/38 (d)	CAD	281,000	206,688
Class M, 4.456% 9/12/38 (g)	CAD	1,134,647	667,394
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,361,656
Class G, 4.57% 4/12/23	CAD	505,000	442,218
Class H, 4.57% 4/12/23	CAD	505,000	430,920
Class J, 4.57% 4/12/23	CAD	505,000	419,975
Class K, 4.57% 4/12/23	CAD	253,000	205,090
Class L, 4.57% 4/12/23	CAD	757,000	598,242
Class M, 4.57% 4/12/23	CAD	1,864,159	1,138,249
SCG Trust Series 2013-SRP1 Class D, 3.4959% 11/15/26 (d)(e)		4,190,000	4,063,768
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5494% 8/15/39 (e)		3,150,000	3,345,341
Series 2007-C4 Class F, 5.5494% 8/15/39 (e)		5,345,000	4,341,065
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,630,532
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.7261% 7/15/24 (d)(e)		2,500,000	2,465,495
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (d)(e)		1,550,000	1,512,919
Series 2012-WRM Class C, 4.238% 6/10/30 (d)(e)		1,000,000	1,005,753
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0705% 1/10/45 (d)(e)		1,794,000	2,113,820
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		1,330,000	1,542,138
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,432,833
Series 2004-C11:
Class D, 5.5269% 1/15/41 (e)		2,720,000	2,899,049
Class E, 5.5769% 1/15/41 (e)		2,465,000	2,625,045
Series 2004-C12 Class D, 5.5779% 7/15/41 (e)		2,030,000	2,027,944
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,930,595
Class C, 5.21% 8/15/41		1,260,000	1,266,645
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(e)		2,300,000	2,331,793
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6698% 11/15/43 (d)(e)(f)		$ 26,055,541	$ 815,200
Series 2012-LC5 Class D, 4.9378% 10/15/45 (d)(e)		6,749,000	6,644,525
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		2,240,000	2,462,497
Class D, 5.721% 3/15/44 (d)(e)		1,370,000	1,449,666
Class E, 5% 3/15/44 (d)		1,510,000	1,404,199
Series 2011-C4 Class E, 5.4154% 6/15/44 (d)(e)		2,050,000	2,119,999
Series 2011-C5:
Class C, 5.8231% 11/15/44 (d)(e)		1,670,000	1,882,265
Class D, 5.8231% 11/15/44 (d)(e)		3,575,000	3,933,658
Class F, 5.25% 11/15/44 (d)(e)		4,587,000	4,255,640
Series 2012-C10:
Class D, 4.6081% 12/15/45 (d)(e)		2,130,000	2,029,592
Class E, 4.6081% 12/15/45 (d)(e)		5,765,000	4,815,257
Series 2012-C6 Class D, 5.7477% 4/15/45 (d)(e)		3,250,000	3,394,040
Series 2012-C7:
Class C, 5.0023% 6/15/45 (e)		3,793,000	4,044,772
Class F, 4.5% 6/15/45 (d)		1,765,000	1,526,028
Class G, 4.5% 6/15/45 (d)		3,450,000	2,542,233
Series 2012-C8 Class D, 5.0401% 8/15/45 (d)(e)		1,000,000	1,041,877
Series 2013-C11:
Class D, 4.3228% 3/15/45 (d)(e)		2,000,000	1,879,002
Class E, 4.3228% 3/15/45 (d)(e)		6,000,000	4,929,594
Series 2013-C13 Class D, 4.2791% 5/15/45 (d)(e)		1,800,000	1,659,013
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $642,183,352)			702,611,548
Preferred Stocks - 5.8%
	Shares
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,744,000
Nonconvertible Preferred Stocks - 5.6%
Homebuilders/Real Estate - 5.4%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	1,996,910
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,780,442
Series C, 7.625%	48,000	1,175,520
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
Annaly Capital Management, Inc.: - continued
Series D, 7.50%	34,028	$ 822,116
CBL & Associates Properties, Inc.:
Series D, 7.375%	129,000	3,303,690
Series E, 6.625%	110,000	2,713,700
Cedar Shopping Centers, Inc. Series B, 7.25%	30,000	756,000
CenterPoint Properties Trust Series D, 5.377%	1,934	1,373,140
Corporate Office Properties Trust:
Series H, 7.50%	5,000	126,450
Series L, 7.375%	71,383	1,873,804
CYS Investments, Inc. Series B, 7.50%	102,500	2,399,525
DDR Corp. Series K, 6.25%	90,662	2,154,129
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,538,400
Equity Lifestyle Properties, Inc. Series C, 6.75%	69,828	1,805,054
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,632,679
First Potomac Realty Trust 7.75%	80,000	2,042,400
Hersha Hospitality Trust Series B, 8.00%	80,827	2,151,615
LaSalle Hotel Properties Series G, 7.25%	19,122	487,420
PS Business Parks, Inc.:
Series R, 6.875%	34,911	899,656
Series S, 6.45%	152,000	3,862,320
Public Storage:
Series P, 6.50%	72,680	1,893,314
Series R, 6.35%	47,500	1,232,625
Series S, 5.90%	50,000	1,256,500
Realty Income Corp. Series F, 6.625%	80,000	2,059,200
Regency Centers Corp. Series 6, 6.625%	34,710	893,783
Retail Properties America, Inc. 7.00%	135,649	3,536,369
Stag Industrial, Inc. Series A, 9.00%	60,000	1,680,000
Sun Communities, Inc. Series A, 7.125%	82,399	2,109,414
Taubman Centers, Inc. Series J, 6.50%	66,277	1,657,588
		52,213,763
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,829,100
TOTAL NONCONVERTIBLE PREFERRED STOCKS		54,042,863
TOTAL PREFERRED STOCKS (Cost $53,930,886)		55,786,863
Bank Loan Obligations - 2.1%
	Principal Amount (c)	Value
Diversified Financial Services - 0.3%
Blackstone 9.98% 10/1/17	$ 2,229,766	$ 2,274,361
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	252,450	254,028
		2,528,389
Healthcare - 0.3%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	3,103,627	3,107,506
Homebuilders/Real Estate - 0.3%
CityCenter 8.74% 7/10/15 (e)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	2,585,000	2,581,769
		2,995,187
Hotels - 1.2%
Extended Stay America, Inc. 9.625% 12/1/19	1,689,815	1,740,509
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	6,750,000	6,724,688
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	3,450,000	3,450,000
		11,915,197
TOTAL BANK LOAN OBLIGATIONS (Cost $20,445,672)		20,546,279
Preferred Securities - 0.2%

Homebuilders/Real Estate - 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	150,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	1,972,220
TOTAL PREFERRED SECURITIES (Cost $5,935,754)		2,122,220
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $68,692,680)	68,692,680	$ 68,692,680
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $908,889,152)		960,335,263
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,865,419)
NET ASSETS - 100%		$ 957,469,844
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,382,222 or 60.0% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,238,076 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 5,069
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41	5/21/03	$ 294,797
Class B4, 6.9757% 9/25/41	11/2/01	$ 86,632
Class B5, 7% 9/25/41	11/2/01	$ 5,631
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 4.6091% 12/25/42	3/25/03	$ 781,828
Class B4, 4.5965% 12/25/42	3/25/03	$ 27,716
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.0811% 6/25/43	9/29/03	$ 104,440
Class 2B5, 3.0811% 6/25/43	9/29/03	$ 27,363
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.9% 6/25/35	6/3/05	$ 250,554
Real Estate Asset Liquidity Trust Series 2006-2 Class M, 4.456% 9/12/38	10/2/06	$ 344,647
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,625
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 55,786,863	$ 52,669,723	$ 1,744,000	$ 1,373,140
Corporate Bonds	46,473,548	-	46,375,613	97,935
Asset-Backed Securities	48,133,210	-	34,957,019	13,176,191
Collateralized Mortgage Obligations	15,968,915	-	14,046,948	1,921,967
Commercial Mortgage Securities	702,611,548	-	673,509,368	29,102,180
Bank Loan Obligations	20,546,279	-	16,117,991	4,428,288
Preferred Securities	2,122,220	-	-	2,122,220
Money Market Funds	68,692,680	68,692,680	-	-
Total Investments in Securities:	$ 960,335,263	$ 121,362,403	$ 786,750,939	$ 52,221,921
Percentage of Market Value:	100.0%	12.7%	81.9%	5.4%
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Asset-Backed Securities
Beginning Balance	$ 15,768,515
Net Realized Gain (Loss) on Investment Securities	173,509
Net Unrealized Gain (Loss) on Investment Securities	(245,855)
Cost of Purchases	240,358
Proceeds of Sales	(3,009,572)
Amortization/Accretion	249,236
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 13,176,191
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2014	$ (2,459)
Commercial Mortgage Securities
Beginning Balance	$ 30,038,162
Net Realized Gain (Loss) on Investment Securities	(3,107,147)
Net Unrealized Gain (Loss) on Investment Securities	4,432,826
Cost of Purchases	5,747
Proceeds of Sales	(1,282,115)
Amortization/Accretion	1,102,051
Transfers into Level 3	87,656
Transfers out of Level 3	(2,175,000)
Ending Balance	$ 29,102,180
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2014	$ 1,332,526
Bank Loan Obligations
Beginning Balance	$ 20,753,378
Net Realized Gain (Loss) on Investment Securities	115,374
Net Unrealized Gain (Loss) on Investment Securities	(255,072)
Cost of Purchases	-
Proceeds of Sales	(16,222,927)
Amortization/Accretion	37,535
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,428,288
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2014	$ (52,119)
Other Investment in Securities
Beginning Balance	$ 6,917,145
Net Realized Gain (Loss) on Investment Securities	(1,201,875)
Net Unrealized Gain (Loss) on Investment Securities	1,561,905
Cost of Purchases	584
Proceeds of Sales	(1,904,219)
Amortization/Accretion	141,722
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,515,262
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2014	$ 187,586

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $840,196,472)	$ 891,642,583
Fidelity Central Funds (cost $68,692,680)	68,692,680
Total Investments (cost $908,889,152)		$ 960,335,263
Receivable for investments sold		18,731
Dividends receivable		103,408
Interest receivable		4,139,198
Distributions receivable from Fidelity Central Funds		6,320
Prepaid expenses		292
Total assets		964,603,212

Liabilities
Payable to custodian bank	$ 3,122
Payable for investments purchased	6,047,394
Distributions payable	286,150
Accrued management fee	564,316
Other affiliated payables	45,687
Other payables and accrued expenses	186,699
Total liabilities		7,133,368

Net Assets		$ 957,469,844
Net Assets consist of:
Paid in capital		$ 957,518,596
Distributions in excess of net investment income		(3,649,222)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,855,095)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,455,565
Net Assets, for 106,826,554 shares outstanding		$ 957,469,844
Net Asset Value, offering price and redemption price per share ($957,469,844 ÷ 106,826,554 shares)		$ 8.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2014

Investment Income
Dividends		$ 2,005,755
Interest		30,026,722
Income from Fidelity Central Funds		36,625
Total income		32,069,102

Expenses
Management fee	$ 3,292,030
Transfer agent fees	72,355
Accounting fees and expenses	198,079
Custodian fees and expenses	10,560
Independent trustees' compensation	1,819
Audit	183,620
Legal	1,158
Miscellaneous	3,406
Total expenses before reductions	3,763,027
Expense reductions	(46)	3,762,981
Net investment income (loss)		28,306,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,062,578)
Foreign currency transactions	(2,038)
Total net realized gain (loss)		(4,064,616)
Change in net unrealized appreciation (depreciation) on: Investment securities	27,544,120
Assets and liabilities in foreign currencies	1,177
Total change in net unrealized appreciation (depreciation)		27,545,297
Net gain (loss)		23,480,681
Net increase (decrease) in net assets resulting from operations		$ 51,786,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,306,121	$ 54,645,345
Net realized gain (loss)	(4,064,616)	(9,052,349)
Change in net unrealized appreciation (depreciation)	27,545,297	14,702,973
Net increase (decrease) in net assets resulting from operations	51,786,802	60,295,969
Distributions to shareholders from net investment income	(25,742,136)	(50,904,289)
Distributions to shareholders from net realized gain	(5,097,366)	(3,629,909)
Total distributions	(30,839,502)	(54,534,198)
Share transactions Proceeds from sales of shares	66,078,400	47,275,500
Reinvestment of distributions	28,727,176	50,746,165
Cost of shares redeemed	(35,742,258)	(129,037,820)
Net increase (decrease) in net assets resulting from share transactions	59,063,318	(31,016,155)
Total increase (decrease) in net assets	80,010,618	(25,254,384)

Net Assets
Beginning of period	877,459,226	902,713,610
End of period (including distributions in excess of net investment income of $3,649,222 and distributions in excess of net investment income of $6,213,207, respectively)	$ 957,469,844	$ 877,459,226
Other Information Shares
Sold	7,526,300	5,388,745
Issued in reinvestment of distributions	3,268,191	5,793,530
Redeemed	(4,040,249)	(14,659,534)
Net increase (decrease)	6,754,242	(3,477,259)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2014

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 51,786,802
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Change in receivable for investments sold	2,226,764
Change in dividend receivable	(2,701)
Change in interest receivable	1,988,862
Change in prepaid expenses	2,149
Change in payable for investments purchased	1,054,608
Change in other payables and accrued expenses	27,989
Purchases of long-term investments	(123,061,215)
Proceeds from sales of long-term investments	88,459,361
Purchases of and proceeds from maturities/sales of short-term investments - net	(21,930,242)
Net cash from return of capital distributions	256,829
Net amortization/accretion of premium/discount	(5,593,401)
Net realized loss on investment securities and foreign currency transactions	4,064,616
Change in net unrealized (appreciation) depreciation on investment securities and assets and liabilities in foreign currencies	(27,545,297)
Net cash provided by operating activities	(28,264,876)

Cash flows from financing activities:
Proceeds from sales of shares	66,078,400
Distributions to shareholders net of reinvestments	(2,119,599)
Cost of shares redeemed	(35,742,258)
Change in payable to Custodian Bank	3,122
Net cash used in financing activities	28,219,665
Net increase in cash and cash equivalents	(45,211)
Cash, beginning of year	45,211
Cash, end of year	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.72	$ 7.87	$ 7.83	$ 6.85	$ 5.76
Income from Investment Operations
Net investment income (loss) D	.269	.542	.537	.546	.567	.598
Net realized and unrealized gain (loss)	.216	.048	.898	.167	1.096	.844
Total from investment operations	.485	.590	1.435	.713	1.663	1.442
Distributions from net investment income	(.245)	(.505)	(.574)	(.673)	(.683)	(.352)
Distributions from net realized gain	(.050)	(.035)	(.011)	-	-	-
Total distributions	(.295)	(.540)	(.585)	(.673)	(.683)	(.352)
Net asset value, end of period	$ 8.96	$ 8.77	$ 8.72	$ 7.87	$ 7.83	$ 6.85
Total Return B, C	5.65%	6.96%	18.94%	9.34%	25.65%	26.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.83%	.81%	.82%	.83%	.90%
Expenses net of fee waivers, if any	.82% A	.83%	.81%	.82%	.83%	.90%
Expenses net of all reductions	.82% A	.83%	.81%	.82%	.83%	.90%
Net investment income (loss)	6.14% A	6.18%	6.52%	6.86%	7.67%	10.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 957,470	$ 877,459	$ 902,714	$ 717,528	$ 585,270	$ 379,184
Portfolio turnover rate F	21% A	22%	21%	20%	17%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014

1. Organization.

Fidelity® Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of May 31, 2014, 15% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 4,911,664	Discounted cash flow	Yield	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%-100.0% / 82.8%	Increase
Bank Loan Obligations	$ 413,418	Discounted cash flow	Yield	8.8%	Decrease
Collateralized Mortgage Obligations	$ 1,921,967	Discounted cash flow	Yield	6.8%-40.0% / 12.6%	Decrease
		Expected distribution	Recovery rate	0.0%-1.0% / 0.7%	Increase

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 05/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage Securities	$ 9,408,608	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	10.0%-15.0% / 11.0%	Decrease
		Expected distribution	Recovery rate	70.0%	Increase
		Market comparable	Spread	0.6%-103.5% / 17.9%	Decrease
			Quoted price	$7.27-$19.73 / $14.19	Increase
Corporate Bonds	$ 97,935	Discounted cash flow	Discount rate	20.0%	Decrease
Preferred Securities	$ 1,972,220	Discounted cash flow	Yield	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 83,744,055
Gross unrealized depreciation	(32,214,592)
Net unrealized appreciation (depreciation) on securities and other investments	$ 51,529,463

Tax cost	$ 908,805,800

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (5,138,254)
2017	(12,497,160)
2019	(15,362,164)
Total with expiration	(32,997,578)

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

No expiration
Long-term	$ (5,509,314)
Total capital loss carryforward	$ (38,506,892)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $123,061,215 and $88,242,430, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $834 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of approximately 16% of the total outstanding shares of the fund.

Semiannual Report

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 28, 2014

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REHI-USAN-0714
1.786816.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014